Other operating costs - Schedule of key management personnel (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Analysis of income and expense [abstract]
Short-term employee benefits	£ 8	£ 7	£ 7
Share-based payments	4	5	6
Total key management compensation	£ 12	£ 12	£ 13